Average Annual Total Returns - TM International Multi-Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	7.90%	6.26%	4.94%	Feb. 11, 2015	7.63%	5.88%	4.57%	5.18%	5.02%	3.96%	7.54%	5.98%	4.68%	Feb. 11, 2015	7.93%	6.36%	5.04%	Feb. 11, 2015	7.59%	7.64%	5.75%